Summary of significant accounting policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 3 – Summary of significant accounting policies

Basis of presentation

Management’s opinion is that the accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operation results. The results of operations for the six months ended June 30, 2023 are not necessarily indicative of results to be expected for the full year of 2023. Accordingly, these unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements thereto as of and for the years ended December 31, 2022.

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of Directors, or to cast a majority of votes at the meeting of Directors.

Non-controlling interest represents the portion of the net assets of a subsidiary attributable to interests that are not owned by the Company. The non-controlling interest is presented in the unaudited interim condensed consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating result is presented on the face of the unaudited interim condensed consolidated statements of income and comprehensive loss as an allocation of the total loss for the year between non-controlling shareholders and the shareholders of the Company.

Use of estimates and assumptions

The preparation of unaudited interim condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Company’s unaudited interim condensed consolidated financial statements include, but not limited to, estimates for useful lives and impairment of property and equipment, impairment of long-lived assets, deferred taxes and uncertain tax position, and allowance for doubtful accounts and revenue recognition. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited interim condensed consolidated financial statements.

Risks and uncertainties

The main operations of the Company are in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. The Company believes that it is following existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Foreign currency translation and transaction

The accompanying unaudited interim condensed consolidated financial statements are presented in the Singapore Dollars (“SGD” or “S$”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiary in the British Virgin Islands is United States Dollars (“USD” or “US$”), its other subsidiaries which are incorporated in Singapore and Malaysia are SGD and Malaysia ringgit (“RM”), respectively, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the unaudited interim condensed consolidated financial statements, the financial information of the Company and other entities located outside of Singapore has been translated into SGD. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	June 30, 2022	December 31, 2022	June 30, 2023
Period-end spot rate	SGD1.00 = RM3.1708	SGD1.00 = RM3.2860	SGD1.00 = RM3.4518
Average rate	SGD1.00 = RM3.1296	SGD1.00 = RM3.1917	SGD1.00 = RM3.3382

Period-end spot rate	SGD1.00 = USD0.7193	SGD1.00 = USD0.7460	SGD1.00 = USD0.7395
Average rate	SGD1.00 = USD0.7326	SGD1.00 = USD0.7241	SGD1.00 = USD0.7484

Convenience translation

Translations of balances in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income, unaudited interim condensed consolidated statements of changes in shareholders’ equity and unaudited interim condensed consolidated statements of cash flows from SGD into USD as of June 30, 2023 are solely for the convenience of the readers and are calculated at the rate of SGD1.00 = USD0.7395, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on June 30, 2023. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash and cash equivalents also consist of funds earned from the Company’s operating revenues which were held at third party platform fund accounts which are unrestricted as to immediate use or withdrawal. The Company maintains most of its bank accounts in Singapore and Malaysia.

Accounts receivable and allowance for expected credit losses accounts

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after 90 days. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of December 31, 2022 and June 30, 2023, the Company made S$9,102 and S$16,721 (US$12,365) allowance for doubtful accounts for accounts receivable, respectively.

Prepayments

Prepayments are mainly payments made to vendors or services providers for future services that have not been provided and prepaid rent. These amounts are refundable and bear no interest. Management reviews its prepayments on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of December 31, 2022 and June 30, 2023, no allowance was deemed necessary.

Deferred IPO costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs. As of December 31, 2022, the accumulated deferred IPO cost was S$676,321 (US$504,567). As of June 30, 2023, the Company had completed its Initial Public Offering, and the accumulated deferred IPO cost was Nil.

Deposits

Deposits are mainly for rent, utilities and money deposited with certain vendors. These amounts are refundable and bear no interest. The short-term deposits usually have a one-year term and are refundable upon contract termination. The long-term deposits are refunded from suppliers when terms and conditions set forth in the agreements have been satisfied.

Other current assets, net

Other current assets, net, primarily consists of other receivables from third parties. These other receivables are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

As at June 30, 2023, the Company had other receivables include the amount of $284,550 which is a loan that the Company, on May 26, 2023, offered to Ohmyhome Property, Inc. to support working capital for budding real estate agency Ohmyhome Property, Inc., with interest charged at 5% per annum and repayment term of 1 year or 14 days from the date of demand.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Expected useful lives
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fittings	3 years
Office equipment	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the unaudited interim condensed consolidated statements of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. We assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, we would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2022 and June 30, 2023, no impairment of long-lived assets was recognized.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Revenue recognition

Effective January 1, 2020, the Company adopted ASC Topic 606, Revenue from Contracts with Customers, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after January 1, 2020 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Company’s historic accounting under ASC Topic 605. The Company’s accounting for revenue remains substantially unchanged. There were no cumulative effect adjustments for service contracts in place prior to January 1, 2020. The effect from the adoption of ASC Topic 606 was not material to the Company’s unaudited interim condensed consolidated financial statements.

The five-step model defined by ASC Topic 606 requires the Company to:

(1) identify its contracts with customers;

(2) identify its performance obligations under those contracts;

(3) determine the transaction prices of those contracts;

(4) allocate the transaction prices to its performance obligations in those contracts; and

(5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

The Company enters into service agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and signed by both parties. All the contracts have commercial substance, and it is probable that the Company will collect considerations from its customers for service component.

The Company has utilized the allowable practical expedient in the accounting guidance and elected not to capitalize costs related to obtaining contracts with customers with durations of less than one year. We do not have significant remaining performance obligations.

The Company derives its revenues from two sources: (1) revenue from brokerage services, and (2) revenue from emerging and other services.

1)	Brokerage services

The Company earns brokerage services revenue from provision of brokerage and documentation services for buying, selling, and leasing and renting properties. The Company recognizes commission-based brokerage revenue upon closing of a brokerage transaction and concurrently issues invoice. The transaction price is generally calculated by taking the agreed upon commission rate and applying that to the home’s selling price. Brokerage revenue primarily contains a single performance obligation that is satisfied upon the closing of a transaction, at which point the entire transaction price is earned. We are not entitled to any commission until the performance obligation is satisfied and are not owed any commission for unsuccessful transactions, even if services have been provided. The Company is considered to be the principal agent as it has the right to determine the service price and to define the service performance obligations, it has control over services provided and it is fully responsible for fulfilling the agency services pursuant to the housing agency service contracts it signed with the housing customers. Accordingly, the Company accounts for the commissions from these agency service contracts on a gross basis, with any commissions paid to other brokerage firms recorded as a cost of revenue. Typical payment terms set forth in the invoice is within 30 days.

2)	Emerging and other services

The Company generates revenues from emerging and other services such as financial services and home renovation and furnishing services. Service fees for emerging and other services are generally recognized as revenues when services are provided.

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services, customers are required to pay before the services are delivered. The Company recognizes a contract asset or a contract liability in the unaudited interim condensed consolidated balance sheets, depending on the relationship between the Group’s performance and the customer’s payment.

The Company classifies its right to consideration in exchange for services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Company recognizes accounts receivable in its unaudited interim condensed consolidated balance sheets when it performs a service in advance of receiving consideration and if it has the unconditional right to receive consideration. The Company did not have any capitalized contract cost as of December 31, 2022 and June 30, 2023.

Contract liabilities are recognized if the Company receives consideration in advance of performance, which is mainly in relation to emerging and other services. The Company expects to recognize a significant majority of this balance as revenue over the next 12 months, and the remainder thereafter. As of December 31, 2022 and June 30, 2023, the contract liabilities of the Company amounted to S$194,300 and S$43,466 (US$32,142), respectively.

Cost of revenue

Cost of revenue consists primarily of personnel costs (including base pay and benefits), commission fee, property listing fee, referral fee and subcontracting cost.

Advertising expenditures

Advertising expenditures are expensed as incurred and such expenses were minimal for the periods presented. Advertising expenditures have been included as part of selling and marketing expenses. For the six months ended June 30, 2022 and 2023, the advertising expense amounted to S$533,365 (US$383,633) and S$378,507 (US$279,899), respectively.

Technology and development

Technology and development expenses primarily include personnel costs (including base pay, bonuses, and benefits), platform development, and maintaining and improving our website and mobile application development costs. We expense research and development costs as incurred and record them in technology and development expenses.

Selling and marketing expenses

Selling and marketing expenses mainly consist of promotion and marketing expenses, media expenses for online and traditional advertising, as well as labor costs. For the six months ended June 30, 2022 and 2023, the Company’s selling and marketing expenses were S$1,003,189 (US$721,563) and S$848,504 (US$627,453), respectively.

Employee compensation

Singapore

(1)	Defined contribution plan

The Company participates in the national pension schemes as defined by the laws of Singapore’s jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

(2)	Employees leave entitlement

Employee entitlements to annual leave are recognized as a liability when they are accrued to the employees. The undiscounted liability for leave expected to be settled wholly within the reporting period.

Malaysia

The full-time employees of the Company are entitled to the government mandated defined contribution plan. The Company is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government mandated defined contribution plan.

Government Grant

Government grants as compensation for expenses already incurred or for the purpose of giving immediate financial support to the Company during the COVID-19 pandemic. The government evaluates the Company’s eligibility for the grants on a consistent basis, and then makes the payment. Therefore, there are no restrictions on the grants.

Government grants are recognized when received and all the conditions for their receipt have been met and are recorded as part of Other Income. The grants received were S$205,113 (US$147,531) and S$8,399 (US$6,210) for the six months ended June 30, 2022 and 2023, respectively from the Singapore Government.

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments. Management has determined that the Company operates in a single segment because there is only one Chief Operating Decision Maker (“CODM”) for the Company who is the Company’s Chief Executive Officer. Operating and financial metrics are applied to the entire Company as whole because there is only one segment. In the event that the Company determines that there is more than one segment, the Company will disclose how it has determined there is more than one segment and disclose the relevant metrics for measurement of performance.

Leases

The Company adopted ASC 842 on January 1, 2019. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s unaudited interim condensed consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the unaudited interim condensed consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax for the six months ended June 30, 2022 and 2023. The Company had no uncertain tax positions for the six months ended June 30, 2022 and 2023. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenues, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss consists of a foreign currency translation adjustment resulting from the Company not using the United States dollar as its functional currencies.

Loss per share

The Company computes loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net loss divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended June 30, 2022 and 2023, there were no dilutive shares.

Related party transactions

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Company place our cash and cash equivalents with financial institutions with high credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the service customers. The Company conducts credit evaluations of customers, and generally does not require collateral or other security from our customers. The Company establish an allowance for doubtful accounts primarily based upon the factors surrounding the credit risk of specific customers.

Concentration of customers

As of December 31, 2022, two customers, one is a provider of general insurance and another is a property consultancy firm, accounted for 10.0% and 25.85% of the account receivables respectively. None of the customers consisted of more than 10% of account receivables as of June 30, 2023, respectively.

For the six months ended June 30, 2023, None of the customers contributed more than 10% of revenue. For the six months ended June 30, 2022, one major customer, Mr. Loh Kim Kang David, a shareholder and the Chairman of the board of Directors accounted for 30.9% of the Company’s total revenue. Details will be disclosed in the Note 9.

Concentration of vendors

For the year ended December 31, 2022, three vendors accounted for 17.0%, 15.4% and 12.8% of total purchases. Two of vendors are providing construction and development services, and one of them is providing search engines, on-line advertising and other computing services.

For the six months ended June 30, 2023, one vendor, who is a brokerage and advisory provider, accounted for 18.91% of the Company’s account payable.

Recent accounting pronouncements

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of operations and comprehensive loss and unaudited interim condensed consolidated statements of cash flows.